Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Leases [Abstract]
Operating lease costs	$ 12,378	$ 12,263	$ 35,046	$ 34,713
Income from sub-leases	(905)	(340)	(2,524)	(977)
Net operating lease costs	$ 11,473	$ 11,923	$ 32,522	$ 33,736